CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited)	Jun. 30, 2025 USD ($)
Current Assets:
Cash and cash equivalents	$ 27,999,679
Accounts receivable, net	20,911,417
Current portion of licensing receivables, net	8,785,563
Physical media inventory	1,474,442
Current portion of notes receivable	1,424,394
Digital assets receivable	28,750,840
Loan guarantee receivable	10,018,409
Prepaid expenses and other	9,768,056
Total Current Assets	109,132,800
Licensing receivables, net	8,011,726
Notes receivable, net of current portion	4,091,765
Property and equipment, net	616,105
Content, net	1,865,725
Intangible assets, net	1,880,631
Digital assets	3,722,670
Investments in affiliates	12,135,380
Operating lease right-of-use assets	2,544,912
Other long-term assets	4,089,924
TOTAL ASSETS	148,091,638
Current liabilities:
Accounts payable	7,829,464
Accrued expenses	19,243,682
Current portion of accrued licensing royalties	21,775,937
Promissory note - related party	29,637,300
Current portion of operating lease liabilities	782,081
Deferred revenue	40,110,763
Loan guarantee payable	4,018,409
Current portion of accrued settlement costs	294,426
Total Current Liabilities	123,692,062
Accrued settlement costs, net of current portion	3,940,886
Accrued licensing royalties, long-term	5,033,766
Notes payable, net of current portion	5,772,849
Operating lease liabilities, net of current portion	1,859,987
TOTAL LIABILITIES	140,299,550
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 85,000,000 shares authorized; 28,500,548 and 26,987,787 shares issued and outstanding as of June 30, 2025, and December 31, 2024, respectively	28,500
Additional paid-in capital	140,129,379
Noncontrolling interests	4,842,372
Accumulated deficit	(137,208,163)
Total stockholders' equity	7,792,088
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' DEFICIT	$ 148,091,638